Condensed Consolidated Statements of Operations and Comprehensive Income (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		12 Months Ended						0 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013 CommScope Holding Company, Inc. [Member]	Dec. 31, 2012 CommScope Holding Company, Inc. [Member]	Dec. 31, 2011 CommScope Holding Company, Inc. [Member]	Dec. 31, 2013 Successor [Member]	Dec. 31, 2012 Successor [Member]	Dec. 31, 2011 Successor [Member]	Jan. 14, 2011 Predecessor [Member]
Net sales	$ 935,036	$ 804,689				$ 3,480,117	$ 3,321,885	$ 3,186,446	$ 89,016
Equity in income (loss) of subsidiary			33,730	5,353	(252,308)
Operating costs and expenses:
Cost of sales	597,325	539,615				2,279,177	2,261,204	2,374,357	70,753
Selling, general and administrative	113,028	108,982				502,275	461,149	517,903	63,571
Research and development	31,870	29,950				126,431	121,718	112,904	5,277
Amortization of purchased intangible assets	44,298	43,280				174,887	175,676	171,229	3,119
Restructuring costs, net	1,980	1,803				22,104	22,993	18,715	9
Asset impairments	0	5,634				45,529	40,907	126,057
Total operating costs and expenses	788,501	729,264				3,150,403	3,083,647	3,321,165	142,729
Operating income (loss)	146,535	75,425				329,714	238,238	(134,719)	(53,713)
Other expense, net	(3,195)	(3,441)	44			(48,037)	(15,379)	(12,924)	(41,421)
Interest expense	(42,280)	(45,785)	(22,511)			(208,599)	(188,974)	(187,733)	(76,091)
Interest income	1,104	704				3,107	3,417	3,741	85
Income (loss) before income taxes	102,164	26,903	11,263	5,353	(252,308)	76,185	37,302	(331,635)	(171,140)
Income tax (expense) benefit	(37,677)	(11,003)	8,133			(56,789)	(31,949)	79,327	31,086
Net income (loss)	64,487	15,900	19,396	5,353	(252,308)	19,396	5,353	(252,308)	(140,054)
Earnings (loss) per share:
Basic	$ 0.35	$ 0.10				$ 0.12	$ 0.03	$ (1.63)	$ (1.47)
Diluted	$ 0.34	$ 0.10				$ 0.12	$ 0.03	$ (1.63)	$ (1.47)
Weighted average shares outstanding:
Basic	185,942	154,881				160,641	154,708	154,400	95,530
Diluted	190,922	156,644				164,013	155,517	154,400	95,530
Comprehensive income (loss):
Net income	64,487	15,900	19,396	5,353	(252,308)	19,396	5,353	(252,308)	(140,054)
Other comprehensive income (loss), net of tax:
Foreign currency gain (loss)	1,627	(5,931)				(4,848)	(4,379)	(19,812)	(1,779)
Equity in comprehensive income (loss) of subsidiary			(9,630)	9,718	(26,364)
Defined benefit plans:
Change in unrecognized actuarial gain (loss)						(1,469)	1,813	(20,902)	19
Change in unrecognized net prior service credit (cost)						(3,313)	12,284	14,350	(54)
Pension and other postretirement benefit activity	(1,551)	(1,357)				(4,527)
Total other comprehensive income (loss), net of tax	76	(7,288)	(9,630)	9,718	(26,364)	(9,630)	9,718	(26,364)	(1,814)
Total comprehensive income	$ 64,563	$ 8,612	$ 9,766	$ 15,071	$ (278,672)	$ 9,766	$ 15,071	$ (278,672)	$ (141,868)